Investment Strategy	Dec. 31, 2025
BrandywineGLOBAL - Flexible Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of its net assets in fixed income securities or other instruments with similar economic characteristics. The subadviser has broad discretion to invest in multiple types of fixed income securities including, but not limited to, sovereign debt, emerging markets debt, corporate debt, high yield debt, bank loans, supranational issues, Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), inflation-linked securities and hybrid securities.
The fund may invest in fixed income securities issued in foreign currencies and U.S. dollar denominated securities. The fund can seek investment opportunities anywhere in the world. Under normal market conditions, the fund’s foreign currency exposure will be limited to 25% of the fund’s assets. For example, the fund would be in compliance with this limitation if it invests 75% of its assets in U.S. dollar-denominated bonds and 25% in bonds denominated in non‑U.S. currencies. Alternatively, the fund could invest more than 25% in bonds denominated in non‑U.S. currencies if it uses derivatives strategies to hedge the non‑U.S. currency exposure back to the U.S. dollar so that the fund would have no more than 25% exposure to non‑U.S. currencies.
The fund may invest in derivative instruments such as foreign currency forwards, bond futures, interest rate futures, index futures, swaps (including interest rate, total return and inflation swaps), credit default swaps, credit default swap index products, instruments involved in currency risk management strategies, options, options on futures and structured credit products. The fund may use derivatives to enhance total return, as a means of providing additional exposure to certain types of investments, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, as a cash flow management technique or as a substitute for the purchase or sale of securities or currencies. Derivatives are taken into account when determining compliance with the fund’s 80% investment policy.
The fund may invest without limit in securities that are rated or unrated, including “high yield” or “junk” bonds (that is, securities rated below the Baa/BBB categories or, if unrated, determined to be of comparable credit quality by the subadviser).
Under normal conditions, the dollar-weighted average effective duration of the fund’s portfolio is expected to range from 0 to 10 years. However, the fund may invest without limit in securities of any maturity or duration.
The fund may invest in asset-backed and mortgage-backed securities. Asset-backed securities may include securities backed by automobile loans, student loans, credit card receivables or other types of collateral. Mortgage-backed securities may be backed by pools of residential or commercial mortgage loans and may be issued by U.S. government agencies or U.S. government-sponsored entities or by private issuers. The fund will not invest more than 25% of its assets in asset-backed and mortgage-backed securities that are not issued or guaranteed by, or comprised of securities issued or guaranteed by, a U.S. government agency or U.S. government-sponsored entity.
The fund may invest up to 25% of its assets in convertible securities, up to 10% of its assets in preferred equity securities of companies of any size, and up to 10% of its assets in common equity securities of companies of any size. Derivatives that provide exposure to equity securities (such as stock index futures) will be taken into account for purposes of the 10% limitation on common equity securities. In addition, no more than 5% of the fund shall be invested in any one non‑sovereign issue at time of purchase.
The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

BrandywineGLOBAL - Global Opportunities Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries. Any country that, at the time of purchase, has a sovereign debt rating of A‑ or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the FTSE World Government Bond Index will be considered a developed country. The fund will invest in both investment grade and below investment grade fixed income securities, and intends to invest less than 35% of its net assets in below investment grade fixed income securities (commonly known as “high yield debt” or “junk bonds”). The portfolio managers intend to maintain an average weighted portfolio quality of A‑ or better, whether composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality. The fund’s investments typically include securities of sovereign governments and supranational organizations. The fund may invest up to 25% of its net assets in convertible debt securities.
From time to time, the fund maintains extensive positions in currency related derivative instruments, including currency forwards. These positions may be used to gain indirect exposure to sovereign government bonds or for other reasons. These positions may represent a large component of the fund’s assets, and exposure to any single currency may be sizeable.
In addition, the fund may invest in bond futures, interest rate futures, swaps (including interest rate and total return swaps), credit default swaps (including buying and selling credit default swaps), and options. The fund may use derivatives, including currency forwards, to enhance total return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or to obtain net long or net short exposure to selected interest rates, countries, durations or credit risks. The fund may use one or more types of these instruments without limit, subject to applicable regulatory requirements. Certain types of derivatives have a leverage-like effect on the portfolio, in that they require a relatively small premium or margin payment in relation to the size of the investment exposure the fund acquires. Although the portfolio managers have the flexibility to use derivative instruments for hedging purposes, they may choose not to for a variety of reasons, even under very volatile market conditions. The fund’s investments in derivatives and other synthetic instruments that the subadviser believes have economic characteristics or provide investment exposure to one or more of the market risk factors associated with investments similar to those securities described in the fund’s 80% investment policy will be counted towards satisfaction of that investment policy.
The fund will normally hold a portfolio of fixed income securities of issuers located in a minimum of six countries.
Although the fund invests primarily in issuers in developed market countries as defined above, the fund may also invest in issuers in emerging market countries, and some of the countries that the fund considers to be developed may still have certain economic or other characteristics that are considered developing and are similar to emerging market countries.
The fund may invest in securities of any maturity. The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the portfolio managers’ view of the prospects for lower interest rates and the potential for capital gains.
The fund is classified as “non‑diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Franklin U.S. Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States, at the time of investment or other investments with similar economic characteristics. The fund normally intends to hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization but may depart from this if the portfolio managers believe it to be in the best interests of the fund. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”).